Acquisition of Rockcliff Metals Corporation (Schedule of detailed information about identifiable assets acquired and liabilities assumed) (Details) - Rockcliff Metals Corporation [Member]
$ in Thousands
Sep. 14, 2023 USD ($)
Fair value of net assets acquired / (liabilities) assumed
Cash and cash equivalents	$ 270
Accounts receivable and prepaid expenses	98
Property, plant and equipment	33
Exploration property	14,198
Accounts payable and accrued liabilities	(305)
Advance from Hudbay	(548)
Total fair value of net identifiable assets acquired	$ 13,746